Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) ¥ in Thousands, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash at bank	¥ 39,598,785	¥ 43,882,127					¥ 34,743,188
Restricted cash	11,145,838	26,508,631
Financial assets at fair value through profit or loss	28,892,604	29,089,447
Financial assets at amortized cost	3,011,570	4,716,448
Accounts and other receivables and contract assets	7,293,671	15,758,135
Loans to customers	129,693,954	211,446,645
LIABILITIES
Payable to platform investors	985,761	1,569,367
Borrowings	38,823,284	36,915,513
Bonds issued	0	2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Accounts and other payables and contract liabilities	4,790,038	9,130,939
Payable to investors of consolidated structured entities	83,264,738	177,147,726
Financing guarantee liabilities	4,185,532	5,763,369
Lease liabilities	386,694	748,807
Convertible promissory note payable	5,650,268	5,164,139
Convertible redeemable preferred shares		8,142,908
Total financial liabilities	138,086,315	246,726,116
Total interest rate sensitivity gap	81,550,107	84,675,317
Gross carrying amount [member]
ASSETS
Cash at bank	39,598,785	43,882,127
Restricted cash	11,145,838	26,508,631
Financial assets at fair value through profit or loss	28,892,604	29,089,447
Financial assets at amortized cost	4,859,201	6,594,786					¥ 5,123,589	¥ 7,735,834
Accounts and other receivables and contract assets	7,293,671	15,758,135
Loans to customers	129,693,954	211,446,645
Total financial assets	219,636,422	331,401,433
Not later than three months [member]
ASSETS
Cash at bank	21,574,670	33,218,805
Restricted cash	9,976,852	24,333,782
Financial assets at fair value through profit or loss	10,011,589	7,128,410
Financial assets at amortized cost	1,509,479	2,502,673
Loans to customers	35,652,598	51,150,197
Total financial assets	78,725,188	118,333,867
LIABILITIES
Borrowings	10,260,251	9,086,732
Accounts and other payables and contract liabilities		3,745,929
Payable to investors of consolidated structured entities	25,803,640	42,664,737
Lease liabilities	73,821	126,034
Total financial liabilities	36,137,712	55,623,432
Nominal amount of interest rate swap		(8,984,334)
Total interest rate sensitivity gap	42,587,476	71,694,769
Later than three months and not later than one year [member]
ASSETS
Cash at bank	3,517,100	42,142
Restricted cash	439,993	1,544,978
Financial assets at fair value through profit or loss	2,564,158	1,131,041
Financial assets at amortized cost	138,064	647,026
Loans to customers	60,858,277	95,812,445
Total financial assets	67,517,592	99,177,632
LIABILITIES
Borrowings	25,771,136	27,828,781
Bonds issued		2,143,348
Payable to investors of consolidated structured entities	40,961,798	86,300,977
Lease liabilities	168,650	294,856
Convertible redeemable preferred shares		8,142,908
Total financial liabilities	66,901,584	124,710,870
Nominal amount of interest rate swap		8,984,334
Total interest rate sensitivity gap	616,008	(34,517,572)
Later than one year and not later than two years [member]
ASSETS
Cash at bank	3,546,122	1,602,690
Restricted cash	210,648	482,037
Financial assets at fair value through profit or loss	44,028	313,221
Financial assets at amortized cost	979,418	112,128
Loans to customers	24,591,854	49,552,823
Total financial assets	29,372,070	52,062,899
LIABILITIES
Borrowings	1,838,920	0
Payable to investors of consolidated structured entities	15,144,178	44,005,269
Lease liabilities	108,915	253,475
Total financial liabilities	17,092,013	44,258,744
Total interest rate sensitivity gap	12,280,057	7,804,155
Later than two years and not later than three years [member]
ASSETS
Cash at bank	5,287,142	3,490,181
Restricted cash	511,345	147,478
Financial assets at fair value through profit or loss	484,629
Financial assets at amortized cost	0	856,808
Loans to customers	5,401,200	9,616,373
Total financial assets	11,684,316	14,110,840
LIABILITIES
Borrowings	952,977
Payable to investors of consolidated structured entities	1,308,562	4,111,964
Lease liabilities	32,979	67,629
Convertible promissory note payable	5,650,268
Total financial liabilities	7,944,786	4,179,593
Total interest rate sensitivity gap	3,739,530	9,931,247
Later than three years [member]
ASSETS
Cash at bank	5,673,751	5,528,309
Restricted cash	7,000	356
Financial assets at fair value through profit or loss	3,523,561
Loans to customers	63,017	158,248
Total financial assets	9,267,329	5,686,913
LIABILITIES
Payable to investors of consolidated structured entities	46,560	64,779
Lease liabilities	2,329	6,813
Convertible promissory note payable		5,164,139
Total financial liabilities	48,889	5,235,731
Total interest rate sensitivity gap	9,218,440	451,182
Overdue [Member]
ASSETS
Financial assets at fair value through profit or loss	2,769,962	2,454,227
Financial assets at amortized cost	384,609	597,813
Loans to customers	3,127,008	5,156,559
Total financial assets	6,281,579	8,208,599
LIABILITIES
Total interest rate sensitivity gap	6,281,579	8,208,599
No Interest [Member]
ASSETS
Financial assets at fair value through profit or loss	9,494,677	18,062,548
Accounts and other receivables and contract assets	7,293,671	15,758,135
Total financial assets	16,788,348	33,820,683
LIABILITIES
Payable to platform investors	985,761	1,569,367
Accounts and other payables and contract liabilities	4,790,038	5,385,010
Financing guarantee liabilities	4,185,532	5,763,369
Total financial liabilities	9,961,331	12,717,746
Total interest rate sensitivity gap	¥ 6,827,017	¥ 21,102,937